Share capital - Narratives (Details)							12 Months Ended
	Mar. 24, 2026 USD ($) $ / shares shares	Mar. 24, 2026 GBP (£) shares	Jan. 02, 2026 USD ($) shares	Jan. 02, 2026 GBP (£) shares	Jul. 22, 2025 USD ($) shares	Jul. 22, 2025 GBP (£) £ / shares shares	Jun. 30, 2026 USD ($) shares	Jun. 30, 2026 GBP (£) £ / shares shares	Jun. 30, 2025 shares
Share capital
Shares issued	$ 68,255,366	£ 51,030,141	$ 324,321	£ 241,422	$ 20,998,233	£ 15,567,000
Shares issued (in shares)			229,249	229,249	25,945,000	25,945,000	55,369,010	55,369,010	29,286,754
Par value per share | £ / shares						£ 0.01		£ 0.01
Warrants
Share capital
Shares issued							$ 457,799	£ 339,195
Shares issued (in shares)							2,214,996	2,214,996
Share options
Share capital
Shares issued							$ 350,978	£ 264,000
Shares issued (in shares)							1,700,000	1,700,000
Public
Share capital
Shares issued (in shares)	25,279,765	25,279,765
American Depositary Shares | Public
Share capital
Shares issued (in shares)	5,055,953	5,055,953
Price per share issued | $ / shares	$ 13.5